Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	68,000,000	68,000,000
Common stock, shares issued	45,445,115	3,239,017	3,252,140
Common stock, shares outstanding	45,004,247	2,586,535	2,110,404